Not FDIC Insured May Lose Value No Bank Guarantee
38910-Q3PH

Schedule of Investments
(unaudited)
Putnam Global Health Care Fund 2
Notes to Schedule of Investments 6

Putnam Global Health Care Fund
Schedule of Investments (unaudited), May 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.3%
Biotechnology 18.8%
AbbVie, Inc. ....................................... United States 494,900 $ 92,105,839
a
Alnylam Pharmaceuticals, Inc. .......................... United States 58,300 17,755,848
a
Argenx SE ........................................ Netherlands 38,299 21,974,913
a,b
Ascendis Pharma A/S, ADR ........................... Denmark 334,988 54,549,446
a
Janux Therapeutics, Inc. .............................. United States 198,985 4,735,843
a,c
Legend Biotech Corp., ADR ........................... United States 234,286 6,782,580
a,c
MoonLake Immunotherapeutics, A ....................... United States 174,800 6,818,948
Regeneron Pharmaceuticals, Inc. ....................... United States 63,100 30,936,668
a
Rhythm Pharmaceuticals, Inc. .......................... United States 66,200 4,060,046
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 194,000 6,601,820
a
Vertex Pharmaceuticals, Inc. ........................... United States 36,600 16,179,030
a
Zealand Pharma A/S, A ............................... Denmark 92,662 6,441,048
268,942,029
Health Care Equipment & Supplies 16.7%
Abbott Laboratories .................................. United States 305,500 40,808,690
Becton Dickinson & Co. ............................... United States 169,400 29,236,746
a
Boston Scientific Corp. ............................... United States 606,148 63,803,138
a
Intuitive Surgical, Inc. ................................ United States 131,300 72,522,242
Medtronic plc ...................................... United States 356,300 29,565,774
Terumo Corp. ...................................... Japan 283,800 5,209,665
241,146,255
Health Care Providers & Services 14.1%
Cardinal Health, Inc. ................................. United States 51,100 7,891,884
Cigna Group (The) .................................. United States 32,100 10,164,144
CVS Health Corp. ................................... United States 376,700 24,123,868
HCA Healthcare, Inc. ................................. United States 39,800 15,179,322
Humana, Inc. ...................................... United States 25,200 5,874,876
McKesson Corp. .................................... United States 79,900 57,488,849
Quest Diagnostics, Inc. ............................... United States 69,200 11,995,128
UnitedHealth Group, Inc. .............................. United States 234,200 70,707,322
203,425,393
Life Sciences Tools & Services 5.5%
Danaher Corp. ..................................... United States 97,400 18,496,260
Thermo Fisher Scientific, Inc. .......................... United States 149,500 60,221,590
78,717,850
Pharmaceuticals 42.2%
AstraZeneca plc .................................... United Kingdom 542,905 79,526,931
Chugai Pharmaceutical Co. Ltd. ........................ Japan 140,800 7,361,238
Daiichi Sankyo Co. Ltd. ............................... Japan 370,200 9,852,467
Eli Lilly & Co. ...................................... United States 222,300 163,984,041
a,d
Innoviva, Inc. ...................................... United States 3,335,650 65,278,671
Johnson & Johnson ................................. United States 357,943 55,556,333
Merck & Co., Inc. ................................... United States 438,271 33,676,744
Novartis AG ....................................... United States 485,586 56,050,767
Novo Nordisk A/S, B ................................. Denmark 675,123 47,966,030
Roche Holding AG .................................. United States 122,423 39,658,599
Sanofi SA ......................................... United States 345,661 34,234,595
a
Verona Pharma plc, ADR ............................. United Kingdom 173,700 14,104,440
607,250,856
Total Common Stocks (Cost $958,382,456) ...................................
1,399,482,383

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 0.1%
e
U.S. Treasury Bonds , 3.625%, 5/15/53 ................... United States 260,500 $ 207,917
e
U.S. Treasury Notes , 0.625%, 8/15/30 .................... United States 1,384,200 1,166,810
Total U.S. Government and Agency Securities (Cost $1,374,727) ................
1,374,727
Total Long Term Investments (Cost $959,757,183) .............................
1,400,857,110
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Equity Options 0.3%
Ascendis Pharma A/S, Counterparty BOFA, December Strike
Price $370.00, Expires 12/19/25 ....................... 47,640,275 7,757,742,381 3,910,243
Puts - Over-the-Counter
Equity Options 0.0%
†
Ascendis Pharma A/S, Counterparty BZWS, June Strike Price
$280.00, Expires 6/20/25 ............................ 55,977,180 9,115,323,991 289,350
Total Options Purchased (Cost $3,202,275) ...................................
4,199,593
Short Term Investments 3.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
f,g
U.S. Treasury Bills, 4.18%, 10/02/25 ..................... United States 2,100,000 2,070,177
Total U.S. Government and Agency Securities (Cost $2,070,914) ................
2,070,177
Shares
Money Market Funds 2.2%
h,i
Putnam Short Term Investment Fund, Class P, 4.555% ....... United States 31,586,017 31,586,017
Total Money Market Funds (Cost $31,586,017) ................................
31,586,017
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
h,i
Putnam Cash Collateral Pool, LLC, 4.599% ................ United States 10,422,919 10,422,919
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $10,422,919) .........................................................
10,422,919
Total Short Term Investments (Cost $44,079,850 ) ..............................
44,079,113
a
Total Investments (Cost $1,007,039,308) 100.8% ..............................
$1,449,135,816
Options Written (0.2)% .....................................................
(2,792,441)
Other Assets, less Liabilities (0.6)% .........................................
(8,243,052)
Net Assets 100.0% .........................................................
$1,438,100,323
a a a

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At May 31, 2025, the Fund had the following forward exchange contracts outstanding.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
Options Written (0.2)%
Calls - Over-the-Counter
Equity Options (0.2)%
Ascendis Pharma A/S, Counterparty BOFA, December Strike
Price $400.00, Expires 12/19/25 ....................... 51,503,000 8,386,748,520 $(2,723,318)
$ (2,723,318)
Puts - Over-the-Counter
Equity Options (0.0)%
†
Ascendis Pharma A/S, Counterparty BZWS, June Strike Price
$260.00, Expires 6/20/25 ............................ 51,978,810 8,464,229,420 $(69,123)
(69,123)
Total Options Written (Premiums received $1,679,676) .........................
$ (2,792,441)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.
c
A portion or all of the security is on loan at May 31, 2025.
d
See Note 3 regarding holdings of 5% voting securities.
e
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
f
The rate shown represents the yield at period end.
g
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2025, the value of this security pledged amounted to $1,536,861, representing 0.1% of net assets.
h
See Note 4 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BZWS Sell 6,750,500 8,827,266 6/18/25 $ — $ (268,651)
British Pound ...... CITI Buy 3,445,400 4,572,842 6/18/25 69,640 —
British Pound ...... GSCO Sell 556,100 713,428 6/18/25 — (35,885)
British Pound ...... MSCO Buy 1,920,800 2,570,608 6/18/25 17,562 —
British Pound ...... TDOM Sell 1,264,000 1,620,514 6/18/25 — (82,655)
British Pound ...... UBSW Sell 8,537,000 10,952,527 6/18/25 — (550,598)
Danish Krone ...... BOFA Buy 57,296,500 8,334,084 6/18/25 396,069 —
Danish Krone ...... BOFA Sell 71,714,800 10,380,451 6/18/25 — (546,588)
Danish Krone ...... CITI Buy 48,361,200 7,068,691 6/18/25 300,007 —
Danish Krone ...... CITI Sell 55,866,400 8,110,261 6/18/25 — (401,989)
Danish Krone ...... HSBK Sell 197,749,100 28,642,022 6/18/25 — (1,488,610)
Danish Krone ...... JPHQ Buy 49,659,000 7,580,845 6/18/25 — (14,403)
Danish Krone ...... JPHQ Sell 68,831,900 9,961,837 6/18/25 — (525,941)
Danish Krone ...... MSCO Buy 82,206,500 11,975,846 6/18/25 549,792 —
Danish Krone ...... MSCO Sell 261,815,000 38,270,852 6/18/25 — (1,621,371)
Danish Krone ...... SSBT Buy 78,358,600 11,792,010 6/18/25 147,332 —
Euro ............. BZWS Buy 134,800 145,159 6/18/25 8,044 —
Euro ............. JPHQ Buy 14,358,800 15,457,182 6/18/25 861,862 —

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 9 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. JPHQ Sell 3,934,500 4,313,070 6/18/25 $ — $ (158,563)
Euro ............. MSCO Buy 9,128,000 9,845,068 6/18/25 529,074 —
Euro ............. SSBT Buy 3,345,300 3,703,157 6/18/25 98,839 —
Euro ............. WPAC Buy 1,251,500 1,347,449 6/18/25 74,904 —
Swedish Krona ..... GSCO Buy 21,858,600 2,176,008 6/18/25 106,073 —
Swiss Franc ....... BOFA Sell 6,472,200 8,021,158 6/18/25 142,553 —
Swiss Franc ....... HSBK Buy 2,438,600 2,775,261 6/18/25 193,245 —
Swiss Franc ....... MSCO Buy 11,714,500 13,734,885 6/18/25 540,130 (14,962)
Swiss Franc ....... MSCO Sell 3,122,200 3,782,915 6/18/25 — (17,737)
Swiss Franc ....... SSBT Buy 15,758,700 17,946,484 6/18/25 1,236,571 —
Swiss Franc ....... TDOM Buy 4,060,100 4,623,680 6/18/25 318,677 —
Swiss Franc ....... WPAC Sell 5,419,700 6,229,519 6/18/25 — (367,878)
Australian Dollar .... BOFA Buy 70,900 44,724 7/16/25 1,008 —
Australian Dollar .... HSBK Buy 3,921,600 2,473,765 7/16/25 55,780 —
Australian Dollar .... MSCO Buy 3,927,700 2,477,299 7/16/25 56,181 —
Australian Dollar .... MSCO Sell 7,669,200 4,850,297 7/16/25 — (96,558)
Australian Dollar .... SSBT Buy 3,000,400 1,892,373 7/16/25 42,971 —
Australian Dollar .... WPAC Buy 28,725,900 18,128,829 7/16/25 400,204 —
Canadian Dollar .... GSCO Sell 2,433,200 1,708,961 7/16/25 — (68,040)
Canadian Dollar .... HSBK Buy 6,688,700 4,839,871 7/16/25 44,984 —
Canadian Dollar .... HSBK Sell 1,444,900 1,014,827 7/16/25 — (40,405)
Canadian Dollar .... JPHQ Sell 2,778,300 1,951,382 7/16/25 — (77,651)
Israeli New Shekel .. GSCO Buy 8,239,100 2,235,893 7/16/25 110,405 —
New Zealand Dollar . UBSW Buy 4,091,500 2,356,037 7/16/25 92,563 —
Japanese Yen ...... BZWS Buy 1,198,567,300 8,182,464 8/20/25 222,407 —
Japanese Yen ...... JPHQ Buy 604,045,600 4,123,538 8/20/25 112,290 —
Japanese Yen ...... MSCO Buy 1,128,668,900 7,761,922 8/20/25 152,790 —
Japanese Yen ...... SSBT Buy 1,081,023,400 7,379,921 8/20/25 200,681 —
Japanese Yen ...... UBSW Buy 1,225,525,500 8,366,447 8/20/25 227,466 —
Total Forward Exchange Contracts ................................................... $7,310,104 $(6,378,485)
Net unrealized appreciation (depreciation) ............................................ $931,619
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Global Health Care Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Global Health Care Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Global Health Care Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended May 31, 2025, investments in “affiliated companies” were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2025, the Fund held investments in affiliated management investment companies as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Putnam Global Health Care Fund
Non-Controlled Affiliates
Dividends
4Front Ventures Corp. .. $ 2,514,800 $ — $ (199,582) $ (39,981,418) $ 37,666,200 $ —
a
— $ —
Innoviva Inc ......... 102,929,603 2,254,169 (38,448,725) 10,877,986 (12,334,362) 65,278,671 3,335,650 —
Total Affiliated Securities
(Value is 4.5% of Net
Assets) ........... $105,444,403 $2,254,169 $(38,648,307) $(29,103,432) $25,331,838 $65,278,671 $—
a
As of May 31, 2025, no longer held by the fund.
2. Financial Instrument Valuation
(continued)

Putnam Global Health Care Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Health Care Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $49,826,391 $353,434,316 $(371,674,690) $— $— $31,586,017 31,586,017 $1,285,854
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.599% ............. $7,837,425 $129,650,125 $(127,064,631) $— $— $10,422,919 10,422,919 $464,708
Total Affiliated Securities ... $57,663,816 $483,084,441 $(498,739,321) $— $— $42,008,936 $1,750,562
Level 1 Level 2 Level 3 Total
Putnam Global Health Care Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ......................... $ 240,526,068 $ 28,415,961 $ — $ 268,942,029
Health Care Equipment & Supplies ......... 235,936,590 5,209,665 — 241,146,255
Health Care Providers & Services .......... 203,425,393 — — 203,425,393
Life Sciences Tools & Services ............ 78,717,850 — — 78,717,850
Pharmaceuticals ....................... 332,600,229 274,650,627 — 607,250,856
U.S. Government and Agency Securities ....... — 1,374,727 — 1,374,727
Options Purchased ....................... — 4,199,593 — 4,199,593
Short Term Investments ................... 42,008,936 2,070,177 — 44,079,113
Total Investments in Securities ........... $1,133,215,066 $315,920,750
a
$— $1,449,135,816
Other Financial Instruments:
Forward Exchange Contracts ............... $— $7,310,104 $— $7,310,104
Total Other Financial Instruments ......... $— $7,310,104 $— $7,310,104
4. Investments in Affiliated Management Investment Companies
(continued)

Putnam Global Health Care Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Global Health Care Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $2,792,441 $— $2,792,441
Forward Exchange Contracts ............... — 6,378,485 — 6,378,485
Total Other Financial Instruments ......... $— $9,170,926 $— $9,170,926
a
Includes foreign securities valued at $308,276,253, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.